Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional Paid in capital	Treasury stock	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income (loss)	Meta Data Limited shareholders’ equity	Non- controlling interest	Total
Balance at Aug. 31, 2022	$ 14	$ 895,343	$ (21)	$ 2,293	$ (563,470)	$ (13,144)	$ 321,015	$ (3,631)	$ 317,384
Balance (in Shares) at Aug. 31, 2022	29,223,319
Issuance of ordinary shares and pre-funded warrants at private placement, net of issuance cost	$ 21	24,969					24,990		24,990
Issuance of ordinary shares and pre-funded warrants at private placement, net of issuance cost (in Shares)	42,808,219
Share-based compensation	$ 1	3					4		4
Share-based compensation (in Shares)	1,669
Net loss					(412,861)		(412,861)		(412,861)
Disposal of subsidiaries		(19,465)		(2,293)	21,758	13,144	13,144	3,631	16,775
Balance at Feb. 28, 2023	$ 36	900,850	(21)		(954,573)		(53,708)		(53,708)
Balance (in Shares) at Feb. 28, 2023	72,033,207
Balance at Aug. 31, 2022	$ 14	895,343	(21)	2,293	(563,470)	(13,144)	321,015	(3,631)	317,384
Balance (in Shares) at Aug. 31, 2022	29,223,319
Net loss									(412,861)
Balance at Aug. 31, 2023	$ 77	950,793	(21)		(946,055)		4,794		$ 4,794
Balance (in Shares) at Aug. 31, 2023	153,948,323								154,000,000
Disposal of treasury stock		(21)	21
Issuance of ordinary shares and warrants at private placement, net of issuance cost	$ 77	88,271					88,348		88,348
Issuance of ordinary shares and warrants at private placement, net of issuance cost (in Shares)	153,948,323
Warrants exercised	$ 7	(7)
Warrants exercised (in Shares)	14,982,870
Share-based compensation		4					4		4
Net loss					(5,262)		(5,262)		(5,262)
Balance at Feb. 29, 2024	$ 161	$ 1,039,040			$ (951,317)		$ 87,884		$ 87,884
Balance (in Shares) at Feb. 29, 2024	322,879,516								323,000,000